SEGMENT INFORMATION - Geographic Information - Non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	$ 92,805	$ 66,283
Canada
Disclosure of geographical areas [line items]
Non-current assets	23,114	22,711
United States
Disclosure of geographical areas [line items]
Non-current assets	17,702	13,384
India
Disclosure of geographical areas [line items]
Non-current assets	9,669	9,269
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	11,535	8,092
Brazil
Disclosure of geographical areas [line items]
Non-current assets	5,237	4,476
France
Disclosure of geographical areas [line items]
Non-current assets	5,153	729
Australia
Disclosure of geographical areas [line items]
Non-current assets	3,826	4,290
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	2,197	0
Singapore
Disclosure of geographical areas [line items]
Non-current assets	1,687	0
China
Disclosure of geographical areas [line items]
Non-current assets	1,573	0
Denmark
Disclosure of geographical areas [line items]
Non-current assets	1,445	198
Peru
Disclosure of geographical areas [line items]
Non-current assets	1,295	1,202
Colombia
Disclosure of geographical areas [line items]
Non-current assets	1,288	989
New Zealand
Disclosure of geographical areas [line items]
Non-current assets	319	338
Other Europe
Disclosure of geographical areas [line items]
Non-current assets	4,650	424
Other Asia
Disclosure of geographical areas [line items]
Non-current assets	1,460	56
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 655	$ 125